Income taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tonnage taxes	$ 3,838	$ 2,634	$ 2,103
Income tax	$ 244	$ 16	$ 152